Investment in associate - Statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Revenue	$ 2,649,963	$ 3,283,514
Operating income (loss)	(52,450)	189,450
Income tax expense	62,105	(4,474)
Net income (loss)	(125,327)	116,366
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net income (loss)	29,577	52,218
Dividends received from associate	$ 29,026	$ 56,159
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 250,996	$ 359,425
Cost of sales and depreciation and amortization	(170,714)	(217,333)
Operating income (loss)	80,282	142,092
Finance costs, finance income and other expenses	(10,297)	(11,381)
Income tax expense	(23,112)	(47,957)
Net income (loss)	$ 46,873	$ 82,754
Ownership rate	100.00%